Document and Entity Information	Jun. 20, 2023
Cover [Abstract]
Entity Registrant Name	ATMOS ENERGY CORP
Entity Incorporation State Country Code	TX
Amendment Flag	false
Entity Central Index Key	0000731802
Document Type	8-K
Document Period End Date	Jun. 20, 2023
Entity Tax Identification Number	75-1743247
Entity Address, Address Line One	ATMOS ENERGY KANSAS
Entity Address, Address Line Two	SECURITIZATION I
Entity Address, Address Line Three	LLC
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
Local Phone Number	934-9227
City Area Code	(972)
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	ATO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false